Income tax - Unrecognized deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible (taxable) temporary differences	$ 419	$ 284
Tax losses	286	294
Total unrecognized deferred tax assets	705	$ 578
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 99